Note 14 - Fair Value (Details)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Royalty Payments, Term	20 years
Weighted Average Discount Rate, Percent	10.80%
Incremental Borrowing Rate	5.80%
Payment Risk Premium	5.00%